Landfill Assets (Schedule) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Landfill Assets Disclosure [Abstract]
Cost	$ 1,561,567	$ 1,471,359
Accumulated amortization	597,847	512,567
Net book value	$ 963,720	$ 958,792